SHARE ISSUANCE AND REPURCHASE AGREEMENT	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
SHARE ISSUANCE AND REPURCHASE AGREEMENT
27.	SHARE ISSUANCE AND REPURCHASE AGREEMENT

On August 3, 2010, a major shareholder of the Company, Good Energies Investments (Jersey) Limited (“Good Energies”) entered into a Share Purchase Agreement (the “GE Sales Agreement”) with Hanwha Chemical, a Korean Company, pursuant to which Good Energies agreed to sell its 81,772,950 ordinary shares and 1,281,011 ADSs to Hanwha Chemical. Concurrently with the execution of the GE Sales Agreement, Hanwha Chemical entered into (i) a Share Purchase Agreement with the Company (the “Issuer Sales Agreement”), pursuant to which the Company agreed to sell to Hanwha Chemical 36,455,089 ordinary shares and (ii) a Share Purchase Agreement with Yonghua Solar Power Investment Holding Ltd. (“Yonghua”), pursuant to which Yonghua agreed to sell to Hanwha Chemical 38,634,750 ordinary shares (the “Yonghua Sales Agreement”). Hanwha Chemical subsequently assigned and transferred to Hanwha Solar, a wholly owned subsidiary of Hanwha Chemical, its rights and obligations under the Issuer Sales Agreement, the GE Sales Agreement and the Yonghua Sales Agreement. In connection with the transaction, Hanwha Solar requested the Company to issue 45,080,019 new ordinary shares at par value of US$0.0001 per share in a Share Issuance and Repurchase Agreement (“Share Issuance and Repurchase Agreement”).

Pursuant to the GE Sales Agreement and the Yonghua Sales Agreement, Hanwha Solar paid cash consideration of approximately US$202 million and US$90 million to Good Energies and Yonghua, respectively. Concurrently, pursuant to the Issuer Sales Agreement, the Company received net proceeds of approximately US$76 million for the issuance of 36,455,089 ordinary shares. On September 16, 2010, the respective parties to the GE Sales Agreement, the Issuer Sales Agreement and the Yonghua Sales Agreement consummated the purchase and sale of the ordinary shares and ADSs contemplated thereby. As a result, Good Energies and Yonghua ceased to own any ordinary shares or ADSs of the Company as of September 16, 2010.

The Company recorded the shares issued in the Share Issuance and Repurchase Agreement with Hanwha Solar as a liability in accordance ASC 480-10, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity, as there is an unconditional obligation that requires the Company to redeem the shares by transferring assets at a determinable date at the par value per share of US$0.0001. As of December 31, 2010, the Company has issued 30,672,689 ordinary shares to Hanwha Solar and recorded a liability of RMB20,554 in other current liabilities in connection with the Share Issuance and Repurchase Agreement.

In March 2011, the Company issued 14,407,330 ordinary shares to Hanwha Solar in connection with the Share Issuance and Repurchase Agreement and recorded an additional liability of US$1,441 in other current liabilities in connection with the Share Issuance and Repurchase Agreement.

On October 25, 2011, in connection with the repurchase of redeemable ordinary shares (Note 21), the Company repurchased and cancelled 25,017,671 ordinary shares in connection with the Share Issuance and Repurchase Agreement and reversed an amount of US$2,502. Accordingly, as of December 31, 2011, the Company has 20,062,348 outstanding shares issued to Hanwha Solar under the Share Issuance and Repurchase Agreement with a corresponding liability of RMB13,000 (US$2,095) recorded in other current liabilities (Note 12). Such balance remained unchanged in 2012, 2013 and 2014.